Goodwill and Intangible Assets (Details) - CAD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Goodwill and Intangible Assets [Line Items]
Goodwill impairment loss	$ 84,500	$ 84,469
Percentage of goodwill impairment loss	1.00%
Top of range [member]
Goodwill and Intangible Assets [Line Items]
Percentage of discount rate	10.30%			11.30%
Goodwill impairment loss	$ 43,700
Bottom of range [member]
Goodwill and Intangible Assets [Line Items]
Percentage of discount rate	9.30%			10.30%